FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03479
                                    ---------

              FRANKLIN NEW YORK TAX-FREE INCOME FUND
              --------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  2/28/06
                           -------



Item 1. Schedule of Investments.

Franklin New York Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
FEBRUARY 28, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................  17

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.8%
   BONDS 96.8%
   NEW YORK 96.0%
   Albany Housing Authority Ltd. Obligation Revenue, Refunding, 6.25%, 10/01/12 ..................   $  5,250,000   $    5,367,232
   Albany IDA Civic Facility Revenue,
      Albany Medical Center Project, 6.00%, 5/01/19 ..............................................      1,270,000        1,288,415
      Albany Medical Center Project, 6.00%, 5/01/29 ..............................................      1,460,000        1,471,432
      St. Rose Project, Series A, AMBAC Insured, 5.375%, 7/01/31 .................................      2,750,000        2,962,905
   Albany Parking Authority Revenue, Refunding, Series A, 5.625%,
      7/15/20 ....................................................................................      1,250,000        1,348,475
      7/15/25 ....................................................................................      1,000,000        1,080,280
   Amherst IDA Civic Facility Revenue, University of Buffalo Foundation
      Faculty-Student Housing Corp.,
      Series A, AMBAC Insured, 5.125%, 8/01/20 ...................................................      1,410,000        1,525,000
      Series A, AMBAC Insured, 5.25%, 8/01/31 ....................................................      5,055,000        5,435,995
      Series B, AMBAC Insured, 5.625%, 8/01/20 ...................................................      1,690,000        1,836,979
      Series B, AMBAC Insured, 5.75%, 8/01/25 ....................................................      3,050,000        3,337,096
      Series B, AMBAC Insured, 5.75%, 8/01/30 ....................................................      3,440,000        3,756,446
      Series B, AMBAC Insured, 5.25%, 8/01/31 ....................................................      1,000,000        1,075,370
   Battery Park City Authority Revenue, Series A, 5.00%,
      11/01/24 ...................................................................................      9,000,000        9,557,820
      11/01/25 ...................................................................................     12,000,000       12,743,760
      11/01/26 ...................................................................................     14,250,000       15,113,977
   Bethany Retirement Home Inc. Mortgage Loan Revenue, FHA Insured, 7.50%, 2/01/34 ...............      8,160,000        8,259,389
   Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 ..........................      4,820,000        5,743,175
   Dutchess County IDA Civic Facility Revenue, Vassar College Project, 5.35%, 9/01/40 ............     16,000,000       17,170,240
   Franklin County COP, Court House Redevelopment Project, 8.125%, 8/01/06 .......................      1,540,000        1,547,238
   Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
      5.00%, 9/01/21 .............................................................................      2,835,000        3,005,043
      5.125%, 9/01/31 ............................................................................      5,045,000        5,345,127
   Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
      10/01/30 ...................................................................................      3,000,000        3,132,180
      10/01/35 ...................................................................................      1,500,000        1,557,780
   Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 ..................................        870,000          873,393
   Long Island Power Authority Electric System Revenue,
      General, Refunding, Series A, 5.75%, 12/01/24 ..............................................     15,000,000       15,934,050
      General, Refunding, Series A, AMBAC Insured, 5.25%, 12/01/26 ...............................      5,000,000        5,214,500
      General, Refunding, Series A, FSA Insured, 5.00%, 12/01/18 .................................     10,000,000       10,397,600
      General, Refunding, Series A, FSA Insured, 5.125%, 12/01/22 ................................     28,210,000       29,344,888
      General, Refunding, Series A, MBIA Insured, 5.75%, 12/01/24 ................................     15,060,000       15,900,197
      General, Refunding, Series A, MBIA Insured, 5.25%, 12/01/26 ................................      9,000,000        9,386,100
      Series A, AMBAC Insured, 5.00%, 9/01/29 ....................................................     24,000,000       25,377,360
      Series A, AMBAC Insured, 5.00%, 9/01/34 ....................................................     20,670,000       21,795,895
   Madison County IDA Civic Facility Revenue, Colgate University Project,
      Series A, AMBAC Insured, 5.00%, 7/01/35 ....................................................      6,165,000        6,517,638
      Series A, AMBAC Insured, 5.00%, 7/01/40 ....................................................     18,315,000       19,290,457
      Series B, 5.00%, 7/01/33 ...................................................................      2,000,000        2,088,360
   Middleburg Central School District GO, FGIC Insured,
      4.60%, 8/15/17 .............................................................................      1,045,000        1,086,873
      4.625%, 8/15/18 ............................................................................      1,155,000        1,200,530
      4.625%, 8/15/19 ............................................................................      1,210,000        1,255,690


                                          Quarterly Statement of Investments | 3

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   Middleburg Central School District GO, FGIC Insured, (continued)
      4.75%, 8/15/20 .............................................................................   $  1,270,000   $    1,322,260
      4.75%, 8/15/21 .............................................................................      1,330,000        1,382,522
   Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 ............      1,285,000        1,298,981
   Monroe County Water Authority Water Revenue,
      5.15%, 8/01/22 .............................................................................      1,000,000        1,065,000
      5.25%, 8/01/36 .............................................................................      2,250,000        2,403,697
   Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
    Educational Services Project, Series 2004A, XLCA Insured, 5.00%,
      7/01/29 ....................................................................................      5,710,000        5,982,881
      7/01/34 ....................................................................................      3,000,000        3,145,530
   MTA Commuter Facilities Revenue,
      Series 8, Pre-Refunded, 5.50%, 7/01/21 .....................................................      5,000,000        5,589,800
      Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 .......................................      8,655,000        9,371,807
      Series A, MBIA Insured, Pre-Refunded, 5.625%, 7/01/27 ......................................     10,000,000       10,537,100
      Series A, Pre-Refunded, 6.00%, 7/01/24 .....................................................      5,575,000        6,025,293
      Series A, Pre-Refunded, 5.25%, 7/01/28 .....................................................     18,300,000       19,815,606
      Series A, Pre-Refunded, 6.125%, 7/01/29 ....................................................      9,625,000       10,439,949
      Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 ....................................     19,100,000       20,270,257
      Series R, Pre-Refunded, 5.50%, 7/01/17 .....................................................      2,000,000        2,261,460
   MTA Dedicated Tax Fund Revenue,
      Refunding, Series A, 5.00%, 11/15/30 .......................................................     25,000,000       25,978,250
      Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .......................................     27,260,000       29,903,947
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ......................................     39,685,000       42,671,296
      Series A, FSA Insured, 5.00%, 11/15/28 .....................................................     41,575,000       43,670,796
      Series A, FSA Insured, 5.00%, 11/15/32 .....................................................     71,685,000       75,170,325
      Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 ........................................     25,800,000       28,225,458
      Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 .......................................     20,500,000       22,031,760
   MTA Revenue,
      Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 .........................................     22,010,000       23,185,334
      Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 .........................................     34,000,000       36,660,500
      Refunding, Series A, FSA Insured, 5.00%, 11/15/30 ..........................................     78,130,000       81,928,681
      Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 ........................................     15,000,000       15,928,050
      Refunding, Series E, 5.25%, 11/15/31 .......................................................     15,000,000       15,919,500
      Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 ........................................      5,000,000        5,309,350
      Series A, FGIC Insured, 5.00%, 11/15/32 ....................................................     10,355,000       10,852,868
      Series B, 5.25%, 11/15/32 ..................................................................     28,720,000       30,665,206
      Transportation, Series F, 5.00%, 11/15/35 ..................................................     11,000,000       11,445,280
   MTA Service Contract Revenue,
      Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10 .....................................      7,500,000        6,380,625
      Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11 .....................................      7,590,000        6,184,787
      Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13 .....................................      2,065,000        1,544,826
      Refunding, Series A, 5.125%, 1/01/29 .......................................................      6,000,000        6,318,900
      Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 .........................................     50,000,000       53,403,000
      Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 ..........................................     12,760,000       13,408,208
      Series B, 5.375%, 1/01/30 ..................................................................     50,000,000       53,605,000
      Series B, MBIA Insured, 5.00%, 1/01/31 .....................................................     22,290,000       23,258,055
      Transit Facilities, Series 7, ETM, zero cpn., 7/01/09 ......................................     13,125,000       11,632,687


4 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   MTA Service Contract Revenue, (continued)
      Transit Facilities, Series 7, ETM, zero cpn., 7/01/10 ......................................   $  9,000,000   $    7,656,750
      Transit Facilities, Series 7, ETM, zero cpn., 7/01/12 ......................................     15,380,000       12,000,399
      Transit Facilities, Series 7, ETM, zero cpn., 7/01/13 ......................................      7,935,000        5,936,173
   MTA Transit Facilities Revenue, Series A,
      FSA Insured, Pre-Refunded, 6.10%, 7/01/21 ..................................................     15,000,000       15,436,350
      MBIA Insured, Pre-Refunded, 5.625%, 7/01/25 ................................................      8,000,000        8,352,080
      Pre-Refunded, 5.50%, 7/01/22 ...............................................................     16,170,000       16,990,304
      Pre-Refunded, 6.00%, 7/01/24 ...............................................................      7,000,000        7,553,980
      Pre-Refunded, 5.625%, 7/01/27 ..............................................................     14,440,000       15,212,540
      Pre-Refunded, 6.125%, 7/01/29 ..............................................................     11,595,000       12,557,733
   Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A, 6.50%, 7/15/27 ........     15,000,000       15,858,150
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 5.75%, 8/01/29 .................................................................     36,040,000       39,313,874
   New York City GO,
      Capital Appreciation, Series A-2, zero cpn., 8/01/10 .......................................      2,690,000        2,243,245
      Citysavers, Series B, zero cpn., 8/01/09 ...................................................      8,875,000        7,745,656
      Citysavers, Series B, zero cpn., 6/01/12 ...................................................      1,030,000          852,047
      Citysavers, Series B, zero cpn., 12/01/12 ..................................................      1,030,000          831,055
      Citysavers, Series B, zero cpn., 6/01/13 ...................................................      1,030,000          813,566
      Citysavers, Series B, zero cpn., 12/01/13 ..................................................      1,030,000          792,822
      Citysavers, Series B, zero cpn., 6/01/14 ...................................................      1,030,000          779,051
      Citysavers, Series B, zero cpn., 12/01/14 ..................................................      1,030,000          758,708
      Citysavers, Series B, zero cpn., 6/01/15 ...................................................      1,030,000          741,147
      Citysavers, Series B, zero cpn., 12/01/15 ..................................................      1,030,000          725,223
      Citysavers, Series B, zero cpn., 6/01/16 ...................................................      1,030,000          711,781
      Citysavers, Series B, zero cpn., 12/01/16 ..................................................      1,030,000          696,599
      Citysavers, Series B, zero cpn., 6/01/17 ...................................................      1,030,000          677,256
      Citysavers, Series B, zero cpn., 12/01/17 ..................................................      1,030,000          662,609
      Citysavers, Series B, zero cpn., 6/01/18 ...................................................      1,030,000          645,954
      Citysavers, Series B, zero cpn., 12/01/18 ..................................................      1,005,000          616,557
      Citysavers, Series B, zero cpn., 6/01/19 ...................................................      1,030,000          616,537
      Citysavers, Series B, zero cpn., 12/01/19 ..................................................      1,030,000          603,065
      Citysavers, Series B, zero cpn., 6/01/20 ...................................................     10,000,000        5,312,600
      Fiscal 2003, Series I, 5.00%, 3/01/29 ......................................................     10,000,000       10,351,800
      Fiscal 2003, Series I, 5.00%, 3/01/30 ......................................................     14,785,000       15,296,117
      Pre-Refunded, 5.50%, 5/15/24 ...............................................................      8,920,000        9,695,059
      Refunding, 5.50%, 5/15/24 ..................................................................      1,080,000        1,161,551
      Refunding, Series H, 6.125%, 8/01/25 .......................................................        285,000          297,272
      Series A, FSA Insured, 6.00%, 5/15/30 ......................................................      1,095,000        1,204,150
      Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 ........................................      5,155,000        5,713,493
      Series A, Pre-Refunded, 6.25%, 8/01/17 .....................................................      2,675,000        2,746,957
      Series B, 7.00%, 2/01/18 ...................................................................         25,000           25,049
      Series B, Pre-Refunded, 6.00%, 8/15/26 .....................................................        915,000          939,861
      Series C, 7.00%, 2/01/12 ...................................................................        705,000          715,053
      Series C, FSA Insured, 5.125%, 3/15/25 .....................................................      6,500,000        6,902,805
      Series D, 8.00%, 8/01/17 ...................................................................          5,000            5,093
      Series D, 7.50%, 2/01/18 ...................................................................          5,000            5,011


                                          Quarterly Statement of Investments | 5

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York City GO, (continued)
      Series D, 5.125%, 8/01/19 ..................................................................   $  1,985,000   $    2,090,265
      Series D, 5.25%, 8/01/21 ...................................................................     10,205,000       10,507,170
      Series D, 5.25%, 10/15/23 ..................................................................      5,000,000        5,362,550
      Series D, 5.50%, 6/01/24 ...................................................................     23,945,000       25,965,719
      Series D, 5.00%, 10/15/29 ..................................................................      5,000,000        5,188,850
      Series D, 5.00%, 11/01/34 ..................................................................      5,000,000        5,191,950
      Series D, FGIC Insured, 5.25%, 8/01/21 .....................................................      5,355,000        5,535,999
      Series D, Pre-Refunded, 5.25%, 8/01/21 .....................................................      4,295,000        4,446,184
      Series F, 5.875%, 8/01/24 ..................................................................      2,205,000        2,259,045
      Series F, 5.30%, 1/15/26 ...................................................................     45,000,000       48,062,250
      Series F, Pre-Refunded, 5.875%, 8/01/24 ....................................................      4,795,000        4,916,697
      Series G, Pre-Refunded, 6.00%, 10/15/26 ....................................................      9,900,000       10,407,672
      Series H, 7.20%, 2/01/15 ...................................................................          5,000            5,010
      Series H, FSA Insured, 5.375%, 8/01/27 .....................................................      8,510,000        8,889,461
      Series H, MBIA Insured, 5.125%, 8/01/25 ....................................................      3,885,000        4,041,527
      Series H, MBIA Insured, Pre-Refunded, 5.125%, 8/01/25 ......................................        115,000          120,694
      Series H, Pre-Refunded, 6.125%, 8/01/25 ....................................................      4,715,000        4,937,359
      Series I, Pre-Refunded, 6.25%, 4/15/27 .....................................................      9,500,000        9,893,775
      Series J, 5.00%, 3/01/30 ...................................................................     10,000,000       10,426,600
      Series K, Pre-Refunded, 6.25%, 4/01/26 .....................................................      9,000,000        9,155,700
      Series M, 5.00%, 4/01/35 ...................................................................     10,000,000       10,399,100
   New York City IDA Civic Facility Revenue,
      College of New Rochelle Project, 5.80%, 9/01/26 ............................................      1,500,000        1,570,650
      Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35 ...................     12,820,000       13,497,793
      Institute of International Education Inc. Project, 5.25%, 9/01/21 ..........................      1,530,000        1,632,831
      Institute of International Education Inc. Project, 5.25%, 9/01/31 ..........................      5,235,000        5,541,666
      New York University Project, AMBAC Insured, 5.00%, 7/01/31 .................................     18,000,000       18,714,780
      Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 .......................      3,975,000        4,077,316
   New York City Municipal Finance Authority Water and Sewer System Revenue, Series B,
    5.00%, 6/15/36 ...............................................................................     25,000,000       26,376,750
   New York City Municipal Water Finance Authority Revenue, Series B, 5.00%, 6/15/26 .............     25,000,000       26,130,000
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Fiscal 2004, Refunding, Series C, MBIA Insured, 5.00%, 6/15/35 .............................      4,000,000        4,193,120
      Fiscal, Refunding, Series C, 5.00%, 6/15/35 ................................................     10,000,000       10,447,400
      Refunding, Series B, 6.10%, 6/15/31 ........................................................     11,005,000       12,195,741
      Refunding, Series B, 6.00%, 6/15/33 ........................................................      6,040,000        6,669,730
      Refunding, Series B, FSA Insured, 5.00%, 6/15/36 ...........................................      5,000,000        5,264,700
      Refunding, Series C, MBIA Insured, 5.00%, 6/15/28 ..........................................      6,920,000        7,357,967
      Refunding, Series D, 5.00%, 6/15/37 ........................................................     14,865,000       15,584,020
      Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 .........................................     34,175,000       36,147,581
      Series A, FGIC Insured, 5.25%, 6/15/33 .....................................................      7,000,000        7,395,500
      Series A, FGIC Insured, Pre-Refunded, 5.75%, 6/15/31 .......................................     19,315,000       20,879,515
      Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 .......................................     11,655,000       12,509,195
      Series A, FSA Insured, 5.00%, 6/15/29 ......................................................      5,000,000        5,300,650
      Series A, FSA Insured, 5.00%, 6/15/32 ......................................................     10,000,000       10,585,500
      Series A, Pre-Refunded, 5.75%, 6/15/30 .....................................................     41,190,000       44,526,390
      Series B, FGIC Insured, 5.125%, 6/15/30 ....................................................     12,500,000       12,828,625


6 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York City Municipal Water Finance Authority Water and Sewer System Revenue, (continued)
      Series B, MBIA Insured, Pre-Refunded, 5.50%, 6/15/27 .......................................   $ 32,620,000   $   33,817,154
      Series B, Pre-Refunded, 5.75%, 6/15/26 .....................................................     24,455,000       25,428,554
      Series B, Pre-Refunded, 6.10%, 6/15/31 .....................................................      3,995,000        4,444,078
      Series B, Pre-Refunded, 6.00%, 6/15/33 .....................................................     10,260,000       11,372,800
   New York City Transitional Finance Authority Revenue,
      Future Tax Secured Bonds, Series C, MBIA Insured, 5.00%, 5/01/29 ...........................        870,000          909,559
      Future Tax Secured Bonds, Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 .............        495,000          523,126
      Future Tax Secured, 2004, Series C, Pre-Refunded, 5.50%, 5/01/25 ...........................         55,000           58,943
      Future Tax Secured, 2004, Series C, Pre-Refunded, 5.00%, 5/01/26 ...........................          5,000            5,215
      Future Tax Secured, 2005, Series A, Pre-Refunded, 5.125%, 8/15/21 ..........................      6,120,000        6,328,937
      Future Tax Secured, 2005, Series B, 5.00%, 5/01/26 .........................................      2,695,000        2,778,249
      Future Tax Secured, 2005, Series B, Pre-Refunded, 5.00%, 5/01/26 ...........................        980,000        1,022,101
      Future Tax Secured, 2005, Series C, 5.00%, 5/01/29 .........................................      3,710,000        3,839,368
      Future Tax Secured, 2005, Series C, Pre-Refunded, 5.50%, 5/01/25 ...........................      5,515,000        5,910,370
      Future Tax Secured, 2005, Series C, Pre-Refunded, 5.00%, 5/01/29 ...........................      1,505,000        1,590,514
      Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 .....................      3,000,000        3,141,570
      Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ......................     15,000,000       15,747,150
      Future Tax Secured, Series A, 5.25%, 5/01/31 ...............................................      2,585,000        2,752,792
      Future Tax Secured, Series A, 5.25%, 8/01/31 ...............................................     30,605,000       33,036,567
      Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 .................................     15,805,000       16,429,930
      Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ...................        260,000          278,385
      Future Tax Secured, Series A, Pre-Refunded, 5.125%, 8/15/21 ................................      8,815,000        9,115,944
      Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 ................................     20,000,000       21,783,200
      Future Tax Secured, Series A, Pre-Refunded, 5.00%, 8/15/27 .................................      6,915,000        7,138,977
      Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 .................................     29,000,000       31,682,790
      Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 .................................     24,420,000       26,432,696
      Future Tax Secured, Series B, 5.00%, 5/01/30 ...............................................      7,520,000        7,874,869
      Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 ................................     15,000,000       16,625,100
      Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/24 ................................     16,800,000       18,282,936
      Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 .................................      4,430,000        4,747,587
      Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/26 .................................        320,000          333,747
      Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/29 .................................      8,655,000        9,146,777
      Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 ................................     13,660,000       14,865,768
      Future Tax Secured, Series D, 5.00%, 2/01/27 ...............................................     62,025,000       65,086,554
      Future Tax Secured, Series E, 5.00%, 2/01/25 ...............................................      5,000,000        5,265,200
      Future Tax Secured, Series E, 5.00%, 2/01/27 ...............................................     10,000,000       10,493,600
      Future Tax Secured, Series E, 5.00%, 2/01/33 ...............................................     18,035,000       18,793,191
      Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 .......................................      2,270,000        2,398,981
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
    Pre-Refunded, 5.25%, 1/01/29 .................................................................     79,840,000       85,708,240
   New York City Trust Cultural Resources Revenue,
      Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ........................     15,500,000       16,403,340
      Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ................................     10,500,000       11,038,440
   New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
    AMBAC Insured, 5.00%, 11/15/44 ...............................................................     23,000,000       24,152,760
   New York IDA Parking Facility Revenue, Royal Charter Presbyterian,
    FSA Insured, 5.25%, 12/15/32 .................................................................      1,525,000        1,635,242


                                          Quarterly Statement of Investments | 7

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
      AMBAC Insured, 5.25%, 6/01/21 ..............................................................   $ 18,000,000   $   19,460,700
   New York State Commissioner of General Services Revenue, People of the State of New York,
    Certificate of Lease Assessment,
      5.70%, 3/01/29 .............................................................................     65,523,812       68,258,121
      5.75%, 3/01/29 .............................................................................     34,333,145       35,813,590
   New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 .............................      8,385,000        8,741,279
   New York State Dormitory Authority Lease Revenue,
      Court Facilities, Pre-Refunded, 6.00%, 5/15/39 .............................................     58,245,000       64,434,696
      Court Facilities, Series A, Pre-Refunded, 5.375%, 5/15/23 ..................................      4,000,000        4,427,880
      Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 ..........................................     12,650,000       13,249,357
      State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27 ..........      2,000,000        2,189,720
      State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31 ..........      7,700,000        8,282,120
      State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32 ........................      5,500,000        5,928,780
      State University Dormitory Facilities, Series A, 6.00%, 7/01/30 ............................      5,750,000        6,379,165
      State University Dormitory Facilities, Series B, MBIA Insured, 5.125%, 7/01/28 .............      1,365,000        1,450,190
      State University Dormitory Facilities, Series B, MBIA Insured, Pre-Refunded,
       5.125%, 7/01/28 ...........................................................................      3,435,000        3,649,378
      State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded,
       5.50%, 7/01/19 ............................................................................      5,090,000        5,467,220
      State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded,
       5.50%, 7/01/29 ............................................................................      9,250,000        9,935,517
   New York State Dormitory Authority Revenue,
      FGIC Insured, Pre-Refunded, 5.125%, 5/15/31 ................................................     45,000,000       49,220,100
      FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 ..............      4,000,000        4,254,440
      FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 ...............      5,500,000        5,726,050
      School District Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 ..................      9,500,000        9,927,025
      State University Educational Facilities, 5.125%, 5/15/21 ...................................     12,090,000       12,619,179
      State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 .....................      2,910,000        3,044,296
      Teachers College, MBIA Insured, 5.00%, 7/01/22 .............................................      2,885,000        3,038,136
      Teachers College, MBIA Insured, 5.00%, 7/01/32 .............................................      6,000,000        6,277,560
      Upstate Community Colleges, Series A, 5.00%, 7/01/27 .......................................      3,720,000        3,888,516
      Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/31 .........................      7,365,000        7,947,424
   New York State Dormitory Authority Revenues,
      Bishop Henry B. Hucles Nursing Home, 6.00%, 7/01/24 ........................................      2,545,000        2,613,257
      Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 ..........................................      4,730,000        4,911,112
      City University System Consolidated, Fourth General, Series A, FGIC Insured,
       Pre-Refunded, 5.25%, 7/01/30 ..............................................................     20,705,000       22,173,192
      City University System Consolidated, Fourth, Series A, Pre-Refunded, 5.25%, 7/01/31 ........     12,000,000       12,993,840
      City University System Consolidated, FSA Insured, Pre-Refunded, 5.375%, 7/01/24 ............      5,000,000        5,270,100
      City University System Consolidated, Series 1, FGIC Insured, Pre-Refunded,
       5.375%, 7/01/24 ...........................................................................     14,300,000       15,072,486
      City University System Consolidated, Series 1, MBIA Insured, Pre-Refunded,
       5.125%, 7/01/27 ...........................................................................      6,680,000        7,011,462
      City University System Consolidated, Series C, 7.50%, 7/01/10 ..............................     12,850,000       13,916,164
      City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 .........................      1,870,000        1,980,349
      City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
       5.50%, 7/01/29 ............................................................................     38,375,000       41,218,971


8 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State Dormitory Authority Revenues, (continued)
      City University System Consolidated, Third, Refunding, Series 1, FGIC Insured,
       5.25%, 7/01/25 ............................................................................   $  4,100,000   $    4,323,122
      City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%, 7/01/20 ....     13,000,000       13,374,010
      City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%, 7/01/26 ....      6,020,000        6,192,172
      City University, Third General, Series 2, Pre-Refunded, 6.20%, 7/01/22 .....................     28,555,000       29,389,948
      Concord Nursing Home Inc., 6.50%, 7/01/29 ..................................................      2,500,000        2,728,450
      Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.00%, 7/01/29 ........      9,700,000       10,253,967
      Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.125%, 7/01/34 .......     15,000,000       16,063,650
      Fordham University, MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 .............................      4,510,000        4,714,754
      Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 ................................        490,000          511,575
      Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 .............      5,000,000        5,326,600
      Ithaca College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/26 ................................      2,000,000        2,087,920
      Long Island University, Refunding, Radian Insured, 5.125%, 9/01/23 .........................      1,800,000        1,883,628
      Long Island University, Refunding, Radian Insured, 5.25%, 9/01/28 ..........................      1,500,000        1,578,135
      Mental Health Facilities Improvement, Series B, 5.00%, 2/15/33 .............................     35,000,000       36,347,500
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, 5.25%, 8/15/31 ......      4,160,000        4,391,421
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/25 ............................................................................      5,460,000        5,974,114
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/30 ............................................................................      4,300,000        4,704,888
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
       5.25%, 8/15/31 ............................................................................      3,975,000        4,300,950
      Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
       5.50%, 2/15/21 ............................................................................      1,015,000        1,099,265
      Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
       5.50%, 8/15/21 ............................................................................      2,065,000        2,236,436
      Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
       5.25%, 8/15/30 ............................................................................      4,460,000        4,784,643
      Mental Health Services Facilities Improvement, Series D, MBIA Insured, 5.00%, 8/15/17 ......     22,985,000       23,904,860
      Mental Health Services Facilities Improvement, Series D, MBIA Insured, Pre-Refunded,
       5.00%, 8/15/17 ............................................................................         15,000           15,708
      Mental Health Services, Series A, Pre-Refunded, 5.75%, 8/15/22 .............................      1,355,000        1,411,774
      Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .............................      9,070,000        9,450,033
      Mental Health, Pre-Refunded, 6.00%, 8/15/21 ................................................      1,600,000        1,670,752
      Mental Health, Refunding, Series B, 5.75%, 8/15/12 .........................................      2,140,000        2,225,151
      Mental Health, Series B, Pre-Refunded, 5.75%, 8/15/12 ......................................         25,000           26,036
      Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 ..........................................      6,000,000        6,335,280
      New School University, MBIA Insured, 5.00%, 7/01/31 ........................................      2,500,000        2,599,275
      New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 ............................      4,900,000        5,225,605
      New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ...............................      3,500,000        3,645,810
      New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ...............................      5,000,000        5,198,550
      New York University, Series A, FGIC Insured, 5.00%, 7/01/34 ................................     15,200,000       16,013,504
      Non State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/27 .................      2,435,000        2,564,250
      Non State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/32 .................      3,125,000        3,260,719
      Non State Supported Debt, Fordham University, FGIC Insured, Pre-Refunded,
       5.00%, 7/01/27 ............................................................................      3,585,000        3,864,487


                                          Quarterly Statement of Investments | 9

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State Dormitory Authority Revenues, (continued)
      Non State Supported Debt, Fordham University, FGIC Insured, Pre-Refunded,
       5.00%, 7/01/32 ............................................................................   $  4,610,000   $    4,969,396
      Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ...........      7,750,000        8,202,445
      Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/33 ...........      5,200,000        5,479,812
      Non State Supported Debt, Montefiore Medical Center, FGIC Insured, 5.00%, 2/01/28 ..........      7,000,000        7,375,200
      Non State Supported Debt, School Districts Bond Financing, Series B, MBIA Insured,
       5.00%, 10/01/34 ...........................................................................      5,000,000        5,292,350
      Non State Supported Debt, School Districts Bond Financing, Series C, MBIA Insured,
       5.00%, 4/01/26 ............................................................................      1,500,000        1,596,735
      North Shore L.I. Jewish Group, 5.50%, 5/01/33 ..............................................      2,500,000        2,662,450
      Nursing Home, Arden Hill, FHA Insured, Pre-Refunded, 5.85%, 8/01/26 ........................      4,085,000        4,255,590
      Nursing Home, Center for Nursing, FHA Insured, 5.55%, 8/01/37 ..............................      8,435,000        8,839,880
      Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 ..................................      1,930,000        1,992,011
      Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ................................      2,000,000        2,100,800
      Rockefeller University, Series A1, 5.00%, 7/01/32 ..........................................     11,500,000       12,025,435
      Second Hospital, Interfaith Medical Center, Series D, 5.40%, 2/15/28 .......................     14,000,000       14,507,360
      Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 ............................      6,500,000        6,731,855
      Skidmore College, FGIC Insured, 5.00%, 7/01/33 .............................................      6,565,000        6,944,654
      St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ...............................      1,000,000        1,063,700
      St. John's University, Refunding, MBIA Insured, 5.25%, 7/01/25 .............................      5,770,000        6,030,919
      St. John's University, Refunding, Series A, MBIA Insured, 5.25%, 7/01/25 ...................      5,310,000        5,702,728
      State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23 ........................      1,725,000        1,824,550
      State University Adult Facility, Series B, Pre-Refunded, 5.375%, 5/15/23 ...................      9,500,000       10,298,855
      Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28 .........................      7,690,000        8,027,975
      Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 6.00%, 8/15/21 ...........        160,000          167,075
      Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%, 2/15/28 ...........      1,505,000        1,630,035
      Supported Debt, Mental Health Services Facilities Improvement, Series B, MBIA Insured,
       Pre-Refunded, 5.25%, 8/15/31 ..............................................................      1,865,000        2,022,742
      Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 ................         85,000           88,341
      Supported Debt, Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .............        215,000          224,009
      Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/25 .............         95,000          103,141
      Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/30 .............         80,000           86,702
      Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/25 ............................................................................        545,000          596,317
      Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/30 ............................................................................        485,000          530,668
      Supported Debt, Mental Health, Series A, 5.75%, 8/15/22 ....................................         25,000           25,983
      Supported Debt, Mental Health, Series A, Pre-Refunded, 5.75%, 8/15/22 ......................         10,000           10,419
      Supported Debt, Mental Health, Series D, 6.00%, 8/15/21 ....................................         25,000           26,041
      Supported Debt, Mental Health, Series D, FSA Insured, 5.50%, 2/15/21 .......................         25,000           26,820
      Supported Debt, Mental Health, Series D, FSA Insured, 5.50%, 8/15/21 .......................         45,000           48,276
      Supported Debt, Mental Health, Series D, FSA Insured, 5.25%, 8/15/30 .......................        375,000          396,589
      Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%, 2/15/21 .........         95,000          102,887
      Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%, 8/15/21 .........        205,000          222,019
      Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.25%, 8/15/30 .........        165,000          177,010
      Supported Debt, State University Educational Facilities, Pre-Refunded, 5.00%, 5/15/17 ......        420,000          438,283
      Supported Debt, State University Educational Facilities, Refunding, 5.00%, 5/15/17 .........      3,180,000        3,300,522


10 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State Dormitory Authority Revenues, (continued)
      Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/19 ............   $  4,610,000   $    4,799,794
      Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28 ............     16,360,000       16,857,671
      Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/19 .........      2,620,000        2,773,296
      Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/28 .........      9,315,000        9,860,021
      The Highlands Living, FHA Insured, 6.60%, 2/01/34 ..........................................      3,220,000        3,257,803
      Upstate Community Colleges, Series A, Pre-Refunded, 6.00%, 7/01/22 .........................      7,000,000        7,375,340
      Upstate Community Colleges, Series A, Pre-Refunded, 6.125%, 7/01/27 ........................     11,845,000       12,499,199
      W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 .......................................      6,800,000        7,015,560
      Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 .........................................     13,260,000       14,268,025
      Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 .........................................     23,510,000       25,177,094
   New York State Dormitory Authority State Personal Income Tax Revenue, Education, Series A,
    AMBAC Insured, 5.00%, 3/15/34 ................................................................      7,500,000        7,918,200
   New York State Energy Research and Development Authority PCR,
    Niagara Mohawk Power Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ............     20,000,000       20,897,800
   New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%, 6/15/14 .....      1,190,000        1,200,924
   New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
    Revolving Funds,
      Pooled Financing, Series B, 5.25%, 5/15/31 .................................................      9,595,000       10,166,382
      Series C, 5.25%, 6/15/31 ...................................................................     37,600,000       39,871,040
   New York State HFA Service Contract Obligation Revenue,
      Series A, 6.50%, 3/15/24 ...................................................................        330,000          333,937
      Series A, 6.50%, 3/15/25 ...................................................................        860,000          882,085
      Series A, 6.00%, 3/15/26 ...................................................................        970,000          999,789
      Series A, Pre-Refunded, 6.375%, 9/15/15 ....................................................      4,430,000        4,630,635
      Series A, Pre-Refunded, 6.00%, 3/15/26 .....................................................     15,755,000       16,291,773
      Series A-2003, 6.375%, 9/15/15 .............................................................         30,000           30,759
      Series C, 6.30%, 3/15/22 ...................................................................      1,950,000        1,953,568
      Series C, 5.50%, 3/15/25 ...................................................................     17,015,000       17,780,845
   New York State HFA State Personal Income Tax Revenue, Economic Development and Housing,
    Series A,
      FGIC Insured, 5.00%, 9/15/34 ...............................................................      7,330,000        7,738,721
      Pre-Refunded, 5.125%, 9/15/28 ..............................................................     12,425,000       13,576,797
      Pre-Refunded, 5.00%, 3/15/33 ...............................................................      7,000,000        7,595,000
   New York State HFAR,
      Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ..................................      4,495,000        4,498,102
      Health Facilities of New York City, Refunding, Series A, 6.00%, 5/01/07 ....................     11,200,000       11,410,224
      Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 ...................      2,400,000        2,445,096
      Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ................     20,645,000       21,150,390
      Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ...............     27,800,000       28,483,602
      MFH, Second Mortgage Program, Series E, 6.75%, 8/15/25 .....................................      2,745,000        2,756,172
      MFM Housing, Refunding, Series A, FHA Insured, 7.00%, 8/15/22 ..............................        495,000          496,970
      MFM Housing, Refunding, Series C, FHA Insured, 6.45%, 8/15/14 ..............................        275,000          276,061
      MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 ....................................      4,780,000        4,799,359
      MFM, Refunding, Series C, FHA Insured, 6.50%, 8/15/24 ......................................      1,850,000        1,857,381
      MFM, Second Mortgage Program, Series D, 6.25%, 8/15/23 .....................................      2,500,000        2,507,175
      MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 ...............................................        360,000          361,458


                                         Quarterly Statement of Investments | 11

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State Local Government Assistance Corp. Revenue, Refunding, Series B,
    MBIA Insured, 4.875%, 4/01/20 ................................................................   $  4,080,000   $    4,221,862
   New York State Medical Care Facilities Finance Agency Revenue,
      Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23 .........     10,235,000       10,469,791
      Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23 ...........................      7,200,000        7,218,864
      Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33 ..........................      5,880,000        5,895,406
      Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/35 ............................      2,200,000        2,225,278
      Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 2/15/35 ............................      6,250,000        6,384,375
      Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ...........................     13,200,000       13,484,988
      Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 ....................      1,220,000        1,222,416
      Security Mortgage, 2005, Series A, Pre-Refunded, 6.375%, 11/15/20 ..........................      2,705,000        2,775,763
      Security Mortgage, 2006, Series A, 6.375%, 11/15/20 ........................................      7,090,000        7,251,652
      Series A, FHA Insured, 6.125%, 2/15/15 .....................................................        295,000          298,387
      Series A, FHA Insured, Pre-Refunded, 6.125%, 2/15/15 .......................................        810,000          827,099
   New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
      5.25%, 6/01/21 .............................................................................      5,110,000        5,481,395
      5.25%, 12/01/21 ............................................................................      8,025,000        8,608,257
      5.25%, 6/01/22 .............................................................................      3,400,000        3,638,306
      5.25%, 12/01/22 ............................................................................      5,000,000        5,350,450
      5.00%, 6/01/23 .............................................................................      5,925,000        6,199,209
      5.00%, 12/01/23 ............................................................................      3,000,000        3,138,840
   New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
    AMBAC Insured, 5.25%, 5/15/31 ................................................................      4,145,000        4,381,845
   New York State Power Authority Revenue, Series A, 5.25%,
      11/15/30 ...................................................................................      2,000,000        2,125,400
      11/15/40 ...................................................................................      9,000,000        9,536,490
   New York State Thruway Authority General Revenue,
      AMBAC Insured, 5.00%, 1/01/30 ..............................................................     10,000,000       10,584,400
      Refunding, Series E, FGIC Insured, 5.00%, 1/01/25 ..........................................      5,500,000        5,659,665
      Series D, Pre-Refunded, 5.25%, 1/01/21 .....................................................     41,675,000       42,729,794
      Series D, Pre-Refunded, 5.375%, 1/01/27 ....................................................     10,975,000       11,370,758
      Series G, FSA Insured, 5.00%, 1/01/32 ......................................................     15,000,000       15,881,700
   New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
    Series A, 5.00%, 3/15/22 .....................................................................     14,270,000       14,973,368
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
      AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ...............................................     10,555,000       11,421,671
      Pre-Refunded, 5.75%, 4/01/19 ...............................................................     30,000,000       32,322,300
   New York State Tollway Authority Highway and Bridge Trust Fund Revenue,
      Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 .........................................     20,000,000       21,268,600
      Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 .........................................     18,835,000       19,987,890
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/17 .......................................      9,000,000        9,487,530
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/20 .......................................      2,500,000        2,695,175
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/21 .......................................      2,500,000        2,695,175
      Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 .....................................      2,000,000        2,192,520
      Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 .....................................      2,000,000        2,192,520
   New York State Urban Development Corp. Revenue,
      Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/16 ....................      3,000,000        3,116,040
      Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/27 ....................     10,000,000       10,386,800


12 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State Urban Development Corp. Revenue, (continued)
      Correctional Facilities Service Contract, Series A, Pre-Refunded, 5.00%, 1/01/28 ...........   $ 14,000,000   $   14,664,020
      Correctional Facilities Service Contract, Series B, Pre-Refunded, 5.00%, 1/01/25 ...........     21,055,000       22,152,176
      Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
       6.00%, 1/01/29 ............................................................................     34,135,000       36,826,545
      Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded,
       5.25%, 1/01/30 ............................................................................     10,000,000       10,775,300
      Correctional, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/18 .........................     12,000,000       12,569,160
      FGIC Insured, 5.00%, 3/15/29 ...............................................................      7,000,000        7,373,520
      Personal Income Tax, Series C-1, FGIC Insured, Pre-Refunded, 5.00%, 3/15/28 ................      4,900,000        5,316,500
      Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25 ..............................      3,225,000        3,499,125
      Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32 ..............     20,000,000       21,809,000
      State Personal Income Tax, Series B Empire State, MBIA Insured, Pre-Refunded,
       5.00%, 3/15/33 ............................................................................     11,010,000       11,945,850
      State Personal Income Tax, Series B Empire State, Pre-Refunded, 5.125%, 3/15/29 ............      9,000,000        9,834,300
   Niagara Falls City School District COP, High School Facilities, Pre-Refunded,
    5.375%, 6/15/28 ..............................................................................      5,000,000        5,253,300
   Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%, 7/15/34 ..........      9,000,000        9,434,250
   Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
    Refunding, MBIA Insured, zero cpn., 4/01/30 ..................................................     21,170,000        5,686,897
   Otsego County IDA Civic Facility Revenue, Hartwick College Project, Series A, Pre-Refunded,
    5.50%, 7/01/19 ...............................................................................      3,400,000        3,640,856
   Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue,
    Rensselaer County Nursing Home,
      Series A, 6.90%, 6/01/24 ...................................................................      9,755,000        9,807,579
      Series B, 6.90%, 6/01/24 ...................................................................      3,265,000        3,282,598
   Sachem Central School District Holbrook GO, Series B, MBIA Insured, 5.00%,
      10/15/27 ...................................................................................      3,885,000        4,106,367
      10/15/28 ...................................................................................      2,000,000        2,118,000
   Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
      10/15/29 ...................................................................................     12,500,000       13,271,875
      10/15/32 ...................................................................................    104,975,000      111,066,699
   St. Lawrence County IDA Civic Facility Revenue, Clarkson University Project, Series A,
    5.50%, 7/01/29 ...............................................................................      6,000,000        6,337,740
   Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
    AMBAC Insured, 5.00%, 4/15/16 ................................................................      2,720,000        2,876,618
   Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
      5.25%, 1/01/16 .............................................................................      4,000,000        3,613,640
      5.375%, 1/01/23 ............................................................................      4,760,000        4,085,794
   Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded, 5.75%, 7/01/30 ........      7,510,000        8,256,869
   Triborough Bridge and Tunnel Authority Revenues,
      Convention Center Project, Series E, zero cpn., 1/01/12 ....................................     21,625,000       16,857,120
      General Purpose, Refunding, Series A, 5.00%, 1/01/27 .......................................     34,500,000       35,965,905
      General Purpose, Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 .........................      3,770,000        3,932,185
      General Purpose, Refunding, Series B, 5.125%, 11/15/29 .....................................     17,175,000       18,237,617
      General Purpose, Refunding, Series B, 5.00%, 11/15/32 ......................................     10,000,000       10,391,300
      General Purpose, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 ........................     10,000,000       10,540,000
      General Purpose, Series A, 5.00%, 1/01/32 ..................................................      6,110,000        6,369,614


                                         Quarterly Statement of Investments | 13

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   Triborough Bridge and Tunnel Authority Revenues, (continued)
      General Purpose, Series A, FGIC Insured, Pre-Refunded, 5.00%, 1/01/32 ......................   $ 12,245,000   $   13,158,355
      General Purpose, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/32 ......................     20,230,000       21,738,956
      General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 ...................................     24,310,000       26,282,027
      General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/32 ....................................     34,340,000       36,901,421
      General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 ......................      4,110,000        4,699,662
      General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 ....................................     15,000,000       17,152,050
      General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 ....................................     32,185,000       37,334,278
      Refunding, MBIA Insured, 5.00%, 11/15/26 ...................................................     10,000,000       10,528,000
      Refunding, MBIA Insured, 5.00%, 11/15/32 ...................................................     22,875,000       23,987,182
      Series A, FGIC Insured, 5.00%, 1/01/32 .....................................................      1,970,000        2,054,749
      sub. bond, AMBAC Insured, 5.00%, 11/15/28 ..................................................     15,000,000       15,822,000
   TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1, 6.25%,
      7/15/27 ....................................................................................     35,000,000       38,388,350
      7/15/34 ....................................................................................     40,000,000       43,872,400
   United Nations Development Corp. Revenue, senior lien, Refunding, Series A, 5.25%,
      7/01/23 ....................................................................................      2,500,000        2,576,675
      7/01/25 ....................................................................................      2,000,000        2,059,200
   Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute,
      5.40%, 7/15/30 .............................................................................      1,000,000        1,075,280
      Series A, 5.50%, 7/15/29 ...................................................................      9,915,000       10,597,648
   Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured, 5.00%, 12/01/27 ......      8,115,000        8,583,885
   Westchester Tobacco Asset Securitization Corp. Revenue,
      Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 .........................................     15,000,000       17,073,150
      Refunding, 5.00%, 6/01/26 ..................................................................      2,000,000        2,008,660
      Refunding, 5.125%, 6/01/38 .................................................................      7,000,000        6,961,150
   Yonkers GO, Refunding, Series B, MBIA Insured, 5.00%,
      8/01/30 ....................................................................................      7,710,000        8,136,055
      8/01/35 ....................................................................................     17,130,000       17,981,704
                                                                                                                    --------------
                                                                                                                     4,733,891,173
                                                                                                                    --------------
   U.S. TERRITORIES 0.8%
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      5.00%, 7/01/36 .............................................................................      4,000,000        4,136,760
      5.50%, 7/01/36 .............................................................................     10,000,000       10,956,700
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Refunding, Series A, 5.00%, 7/01/38 ..........................................................     12,000,000       12,195,120
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
    MBIA Insured, Pre-Refunded, 5.00%, 8/01/31 ...................................................      4,000,000        4,287,200
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/15 ...................................................................................      2,500,000        2,615,975
      10/01/18 ...................................................................................      2,500,000        2,612,850
                                                                                                                    --------------
                                                                                                                        36,804,605
                                                                                                                    --------------
  TOTAL LONG TERM INVESTMENTS (COST $4,456,227,003)...............................................                   4,770,695,778
                                                                                                                    --------------


14 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 1.5%
   BONDS 1.5%
   NEW YORK 1.5%
 a Jay Street Development Corp. Courts Facility Lease Revenue,
      Jay Street Project, Series A, Daily VRDN and Put, 2.93%, 5/01/22 ...........................   $  4,035,000   $    4,035,000
      Jay Street Project, Series A-2, AMBAC Insured, Daily VRDN and Put, 2.92%, 5/01/20 ..........      2,000,000        2,000,000
      New York City Jay Street Project, Series A-4, Daily VRDN and Put, 2.93%, 5/01/22 ...........      3,300,000        3,300,000
 a Long Island Power Authority Electric System Revenue,
      Sub Series 2, Daily VRDN and Put, 2.93%, 5/01/33 ...........................................     17,620,000       17,620,000
      Sub Series 3B, Daily VRDN and Put, 2.92%, 5/01/33 ..........................................     10,425,000       10,425,000
 a MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 2.91%, 11/01/26 ..............      5,000,000        5,000,000
 a Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
    FSA Insured, Weekly VRDN and Put, 3.13%, 11/15/22 ............................................      3,040,000        3,040,000
 a New York City GO, Sub Series H-2, Daily VRDN and Put, 2.92%, 1/01/36 ..........................      5,350,000        5,350,000
 a New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series C,
    FGIC Insured, Daily VRDN and Put, 2.92%, 6/15/23 .............................................      2,300,000        2,300,000
 a New York City Transitional Finance Authority Revenue, Future Tax Secured, Series C,
    Daily VRDN and Put, 2.94%, 5/01/28 ...........................................................     10,200,000       10,200,000
 a New York State Local Government Assistance Corp. Revenue, Weekly VRDN and Put,
    3.12%, 4/01/23 ...............................................................................     10,000,000       10,000,000
 a Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
    Series 2, Daily VRDN and Put, 2.92%, 5/01/19 .................................................      3,800,000        3,800,000
                                                                                                                    --------------
   TOTAL SHORT TERM INVESTMENTS (COST $77,070,000)................................................                      77,070,000
                                                                                                                    --------------
   TOTAL INVESTMENTS (COST $4,533,297,003) 98.3%..................................................                   4,847,765,778
   OTHER ASSETS, LESS LIABILITIES 1.7% ...........................................................                      82,118,550
                                                                                                                    --------------
   NET ASSETS 100.0%..............................................................................                  $4,929,884,328
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 16.

a    Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 15

Franklin New York Tax-Free Income Fund

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC  -  American Municipal Bond Assurance Corp.
COP    -  Certificate of Participation
ETM    -  Escrow to Maturity
FGIC   -  Financial Guaranty Insurance Co.
FHA    -  Federal Housing Authority/Agency
FSA    -  Financial Security Assurance Inc.
GO     -  General Obligation
HFA    -  Housing Finance Authority/Agency
HFAR   -  Housing Finance Authority/Agency Revenue
IDA    -  Industrial Development Authority/Agency
IDAR   -  Industrial Development Authority/Agency Revenue
MBIA   -  Municipal Bond Investors Assurance Corp.
MFH    -  Multi-Family Housing
MFM    -  Multi-Family Mortgage
MTA    -  Metropolitan Transit Authority
PCR    -  Pollution Control Revenue
PFAR   -  Public Financing Authority Revenue
XLCA   -  XL Capital Assurance


16 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Tax-Free Income Fund is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (the Fund).

1. INCOME TAXES

At February 28, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.......................................    $4,533,297,003
                                                              ==============

Unrealized appreciation...................................    $  322,075,696
Unrealized depreciation...................................        (6,263,450)
                                                              --------------
Net unrealized appreciation (depreciation)................    $  315,812,246
                                                              ==============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 17

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 24, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    April 24, 2006





                                Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 24, 2006

/s/JIMMY D. GAMBILL
----------------------------------------------------

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 24, 2006

/s/GALEN G. VETTER
-----------------------

Galen G. Vetter
Chief Financial Officer